SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Weighted-average grant date fair value of options granted	$ 55.50	$ 33.82	$ 55.43
Total intrinsic value of the options exercised	$ 20,742	$ 18,790	$ 45,326